Statement of Changes in Equity - ARS ($) $ in Thousands	Share Capital	Adjustment to Share Capital	Treasury Stock	Adjustment to Treasury Stock	Additional Paid in Capital	Legal Reserve	Optional Reserve	Other Reserve	Other Comprehensive Loss	Accumulated (Deficit) Income	Total
Beginning balance at Dec. 31, 2014	$ 897,043	$ 397,716	$ 9,412	$ 10,347	$ 3,452	$ 0	$ 0	$ 0	$ (39,862)	$ (893,107)	$ 385,001
Increase of Other reserve constitution - Share-bases compensation plan											0
Profit (Loss) for the year	0	0	0	0	0	0	0	0	0	1,142,443	1,142,443
Other comprehensive results for the year	0	0	0	0	0	0	0	0	(2,391)	0	(2,391)
Ending balance at Dec. 31, 2015	897,043	397,716	9,412	10,347	3,452	0	0	0	(42,253)	249,336	1,525,053
Ordinary and Extraordinary Shareholders’ Meeting held	0	0	0	0	0	73,275	176,061	0	0	(249,336)	0
Increase of Other reserve constitution - Share-bases compensation plan	0	0	0	0	0	0	0	20,346	0	0	20,346
Profit (Loss) for the year	0	0	0	0	0	0	0	0	0	(1,188,648)	(1,188,648)
Other comprehensive results for the year	0	0	0	0	0	0	0	0	5,081	0	5,081
Ending balance at Dec. 31, 2016	897,043	397,716	9,412	10,347	3,452	73,275	176,061	20,346	(37,172)	(1,188,648)	361,832
Increase of Other reserve constitution - Share-bases compensation plan	0	0	0	0	0	0	0	7,767	0	0	7,767
Payment of Other reserve constitution - Share-bases compensation plan	1,618	1,779	(1,618)	(1,779)	28,113	0	0	(28,113)	0	0	0
Profit (Loss) for the year	0	0	0	0	0	0	0	0	0	682,190	682,190
Other comprehensive results for the year	0	0	0	0	0	0	0	0	9,075	0	9,075
Ending balance at Dec. 31, 2017	$ 898,661	$ 399,495	$ 7,794	$ 8,568	$ 31,565	$ 73,275	$ 176,061	$ 0	$ (28,097)	$ (506,458)	$ 1,060,864